Supplement to the
Fidelity® Global High Income Fund
Class A, Class M, Class C and Class I
June 29, 2018
Summary Prospectus

Effective January 1, 2019, Ian Spreadbury no longer serves as co-manager of the fund.

Effective January 1, 2019, the following information supplements similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

James Durance (co-manager) has managed the fund since January 2019.

AGHI-SUM-18-03 1.9881427.105	December 28, 2018

Supplement to the
Fidelity® Global High Income Fund
June 29, 2018
Summary Prospectus

Effective January 1, 2019, Ian Spreadbury no longer serves as co-manager of the fund.

Effective January 1, 2019, the following information supplements similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

James Durance (co-manager) has managed the fund since January 2019.

GHI-SUM-18-01 1.9886609.101	December 28, 2018